Pension and Post Retirement Medical Benefits (Tables)	12 Months Ended
Dec. 31, 2014
Compensation and Retirement Disclosure [Abstract]
Change in Benefit Obligations, Fair Value of Plan Assets and Amounts Recognized

The following table sets forth the change in benefit obligations, fair value of plan assets and amounts recognized in the balance sheets for the U.S. Pension Plans, International Pension Plans and U.S. Retiree Medical Plan (in millions):

	U.S. Pension Plans		U.S. Retiree Medical Plan
	2014	2013	2014	2013
Change in benefit obligation
Benefit obligation at beginning of year	$193.6	$212.9	$7.9	$8.5
Service cost	—	—	—	—
Interest cost	9.2	8.4	0.4	0.4
Plan amendments	—	—	—	—
Actuarial (gains) losses	38.1	(17.4)	1.5	(0.6)
Part D Rx Subsidy Received	—	—	—	—
Benefits paid	(9.2)	(10.3)	(0.6)	(0.4)

Benefit obligation at end of year	$231.7	$193.6	$9.2	$7.9

Change in plan assets
Fair value of plan assets at beginning of year	$159.6	$145.4	$—	$—
Actual return on plan assets	17.3	17.0	—	—
Employer contributions	5.2	7.5	0.6	0.4
Benefits paid	(9.2)	(10.3)	(0.6)	(0.4)

Fair value of plan assets at end of year	$172.9	$159.6	$—	$—

Funded status of plan	$(58.8)	$(34.0)	$(9.2)	$(7.9)

Amounts recognized in the consolidated balance sheet
Current liabilities	$(0.8)	$(0.8)	$(0.7)	$(0.5)
Noncurrent liabilities	(58.0)	(33.2)	(8.5)	(7.4)

Net pension liability, end of fiscal year	$(58.8)	$(34.0)	$(9.2)	$(7.9)

Amounts recognized in accumulated other comprehensive income (AOCI)
Prior service cost / (credit)	$—	$—	$(9.5)	$(12.4)
Unrecognized actuarial loss (gain)	27.1	(2.9)	(0.4)	(2.1)

Total AOCI (before tax)	$27.1	$(2.9)	$(9.9)	$(14.5)

	International Pension Plans
	2014	2013
Benefit obligation at end of year	$33.4	$27.0
Fair value of plan assets at end of year	30.8	28.8

Funded status of plan	$(2.6)	$1.8

Amounts recognized in the consolidated balance sheet
Current Assets	$0.3	$—
Noncurrent Assets	2.0	6.1
Current liabilities	—	(0.1)
Noncurrent liabilities	(4.9)	(4.2)

Net pension liability, end of fiscal year	$(2.6)	$1.8

Amounts recognized in accumulated other comprehensive income (AOCI)
Unrecognized actuarial loss (gain)	$(0.3)	$(5.6)

Total AOCI (before tax)	$(0.3)	$(5.6)

Projected Benefit Obligation, Accumulated Benefit Obligation and Fair Value of Plan Assets

The following sets forth the projected benefit obligation, accumulated benefit obligation and fair value of plan assets for the U.S. Pension Plans, International Pension Plans and U.S. Retiree Medical Plan (in millions):

	U.S. Pension Plans		U.S. Retiree Medical Plan		International Pension Plans
	As of December 31,		As of December 31,		As of December 31,
	2014	2013	2014	2013	2014	2013
Projected benefit obligation	$231.7	$193.6	$9.2	$7.9	$33.4	$27.0
Accumulated benefit obligation	$231.7	$193.6	$9.2	$7.9	$24.0	$16.9
Fair value of plan assets	$172.9	$159.6	$—	$—	$30.8	$28.8

Summary of Net periodic Benefit Costs (Income)

The following sets forth the net periodic benefit costs (income) for the U.S. Pension Plans and U.S. Retiree Medical Plan for the periods indicated (in millions):

	U.S. Pension Plans			U.S. Retiree Medical Plan
	2014	2013	2012	2014	2013	2012
Interest costs on projected benefit obligations	$9.2	$8.4	$8.6	$0.4	$0.3	$0.5
Expected return on plan assets	(9.2)	(8.3)	(8.5)	—	—	—
Amortization of prior service costs/(credit)	—	—	—	(2.9)	(2.9)	(2.6)
Amortization of actuarial losses (gains)	—	1.2	—	(0.2)	(0.1)	(0.1)
Settlement expense	—	—	0.2	—	—	—

Net periodic benefit costs (income)	$—	$1.3	$0.3	$(2.7)	$(2.7)	$(2.2)

Other Changes in Plan Assets and Projected Benefit Obligation Recognized in Other Comprehensive Income

Other Changes in Plan Assets and Projected Benefit Obligation Recognized in Other Comprehensive Income

	U.S. Pension Plans			U.S. Retiree Medical Plan
	2014	2013	2012	2014	2013	2012
Unrecognized actuarial (gain) loss	$30.0	$(26.2)	$12.0	$1.5	$(0.6)	$0.1
(Gain) loss recognized due to settlement	—	(0.3)	(0.2)	—	—	—
Prior service cost (credit)	—	—	—	—	—	(11.1)
Amortization of prior service (cost) credit	—	—	—	2.9	2.9	2.6
Amortization of actuarial gain (loss)	—	(1.2)	—	0.2	0.1	0.1

Total recognized in OCI	$30.0	$(27.7)	$11.8	$4.6	$2.4	$(8.3)

	International Pension Plans
	2014	2013	2012
Unrecognized actuarial (gain) loss	$4.9	$(4.4)	$(2.1)
Amortization of actuarial gain (loss)	0.4	—	2.3

Total recognized in OCI	$5.3	$(4.4)	$0.2

Weighted Average Assumption Used in Computing Benefit Obligations

The weighted-average assumptions used in computing the benefit obligations of the U.S. Pension Plans, International Pension Plans and U.S. Retiree Medical Plan are as follows:

	2014	2013	2012
U.S. Pension Plans:
Discount rate as of year-end	4.03%	4.84%	4.04%

U.S. Retiree Medical Plan:
Discount rate as of year-end	4.03%	4.84%	4.04%

International Pension Plans:
Discount rate as of year-end	3.57%	4.70%	4.03%
Range of compensation rate increase	3.36%	3.52%	3.14%

Weighted Average Assumption Used in Computing Net Periodic Benefit Cost

The weighted-average assumptions used in computing the net periodic benefit cost of the U.S. Pension Plans, International Pension Plans and the U.S. Retiree Medical Plan are as follows:

	2014	2013	2012
U.S. Pension Plans:
Discount rate	4.84%	4.04%	4.58%
Expected long-term rate of return on plan assets	6.20%	6.05%	6.50%

U.S. Retiree Medical Plan:
Discount rate	4.84%	4.04%	4.58%
Expected long-term rate of return on plan assets	N/A	N/A	N/A

International Pension Plans:
Discount rate	4.67%	4.18%	4.86%
Range of compensation rate increase	3.52%	3.27%	3.47%
Expected long-term rate of return on plan assets	4.58%	5.64%	5.25%

Health Care Trend Rates

The assumed healthcare cost trend rates are as follows:

	2014	2013	2012
Healthcare cost trend rate assumed for next year	8.00%	8.00%	8.00%
Rate to which the cost trend rate is assumed to decline (the ultimate trend rate)	5.00%	5.00%	5.00%
Year that the rate reaches the ultimate trend rate	2020	2020	2020

Fair Value of Major Categories of Pension Plan

The fair value of the major categories of pension plan assets for U.S. and International Pension Plans at December 31, 2014 and December 31, 2013 is presented below (in millions):

	U.S. Pension Plans	International Pension Plan	U.S. Pension Plan	International Pension Plan
	As of December 31,
	2014		2013

Level 1
Cash and Cash equivalents	$3.0	$—	$—	$—

Level 2
Cash and Cash equivalents (a)	2.8	0.2	2.7	0.2

Equity Securities (b):
U.S.	47.7	3.0	44.0	5.5
Non - U.S.	36.3	18.1	38.1	14.5

Fixed Income (b):
Corporate Bonds and Notes	57.1	—	45.3	—
U.S. Government Treasuries	17.0	—	11.6	0.6
International Debt	4.6	4.5	3.9	—
Mortgage-Backed Securities	0.2	—	0.9	—
U.S. Government Agencies	3.4	—	8.2	—
Municipal Bonds	—	—	3.0	—
Non- U.S. Bonds	—	4.7	1.1	7.4
Other (c)	0.8	0.3	0.8	0.6

Total fair value of plan assets	$172.9	$30.8	$159.6	$28.8

(a)	Short-term investments in money market funds and short term receivables for investments sold
(b)	Securities held in common commingled trust funds
(c)	Other securities held in common commingled trust funds including interest rate swaps and foreign currency contracts

Projected Expected Payments for Pension Plans

The U.S. and International Pension Plans’ and U.S. Retiree Medical Plan’s expected contributions to be paid in the next year, the projected benefit payments for each of the next five years and the total aggregate amount for the subsequent five years are as follows (in millions):

	U.S. Pension Plans	International Pension Plans	U.S. Retiree Medical Plan
Estimated Net Contributions During Year Ended 2015	$0.8	$0.1	$0.7

Estimated Future Year Benefit Payments During Years Ended:
2015	$9.6	$0.2	$0.7
2016	$9.9	$0.2	$0.7
2017	$10.2	$0.2	$0.6
2018	$10.5	$0.2	$0.6
2019	$10.9	$0.3	$0.6
2020 - 2024	$64.8	$1.5	$2.9